Revenue, Other Income and Gains as Restated - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue from contracts with customer
Sales of goods			$ 3
Licensing and Royalties	$ 3,424
Revenue from contracts with customer	68,826	$ 75,000	59,980
Licensing of intellectual property
Revenue from contracts with customer
License and collaboration revenue	$ 65,402	$ 75,000	$ 59,977